UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08748

Columbia Funds Variable Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Columbia Variable Portfolio – Acorn Fund

WUSAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Acorn Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn Fund	$49	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$536,156,698
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	53%

Columbia Variable Portfolio – Acorn Fund | SSR7064-00_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.3%
Communication Services	1.0%
Utilities	0.5%

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.8%
Viavi Solutions, Inc.	1.7%
InterDigital, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	93.1%
Money Market Funds	5.7%
Exchange-Traded Equity Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Acorn Fund | SSR7064-00_(08/26) |

Columbia Variable Portfolio – Acorn International Fund

WSCAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Acorn International Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn International Fund	$54	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$273,760,414
Total number of portfolio holdings	63
Portfolio turnover for the reporting period	26%

Columbia Variable Portfolio – Acorn International Fund | SSR7062-00_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	43.5%
Switzerland	8.1%
United Kingdom	7.9%
Italy	6.1%
France	4.7%
United States	4.4%
Germany	3.8%
Netherlands	3.0%
Ireland	2.6%
Australia	2.2%
Other	13.5%

Top Holdings

Table Summary
Prysmian SpA	3.6%
BE Semiconductor Industries NV	3.0%
Renesas Electronics Corp.	2.7%
Bank of Ireland Group PLC	2.6%
Niterra Co., Ltd.	2.6%
Carel Industries SpA	2.5%
DMG Mori Co., Ltd.	2.4%
Kraftia Corp.	2.3%
Gaztransport Et Technigaz SA	2.3%
flatexDEGIRO AG	2.3%

Equity Sector Allocation

Table Summary
Industrials	35.1%
Information Technology	19.6%
Financials	9.4%
Consumer Discretionary	7.2%
Health Care	5.3%
Communication Services	4.7%
Consumer Staples	4.7%
Energy	4.6%
Materials	3.4%
Real Estate	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Acorn International Fund | SSR7062-00_(08/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Acorn Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Acorn Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.1%
Issuer	Shares	Value ($)
Communication Services 1.0%
Entertainment 1.0%
Lionsgate Studios Corp.(a)	352,686	5,399,623
Total Communication Services		5,399,623
Consumer Discretionary 7.2%
Automobile Components 1.7%
Dorman Products, Inc.(a)	66,205	9,033,672
Hotels, Restaurants & Leisure 1.8%
Rush Street Interactive, Inc.(a)	316,509	9,412,978
Household Durables 3.7%
Cavco Industries, Inc.(a)	15,999	9,829,466
SharkNinja, Inc.(a)	66,879	10,183,665
Total		20,013,131
Total Consumer Discretionary		38,459,781
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	65,512	5,713,957
Household Products 1.2%
WD-40 Co.	26,135	6,367,531
Total Consumer Staples		12,081,488
Energy 2.4%
Energy Equipment & Services 0.7%
Solaris Energy Infrastructure, Inc., Class A	46,349	3,729,240
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp.(a)	67,704	2,379,119
Devon Energy Corp.	80,983	3,346,217
Diamondback Energy, Inc.	18,170	3,193,923
Total		8,919,259
Total Energy		12,648,499
Financials 7.0%
Banks 1.7%
Lakeland Financial Corp.	40,968	2,528,545
Western Alliance Bancorp	80,667	6,630,827
Total		9,159,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.2%
GCM Grosvenor, Inc., Class A	860,649	10,585,983
Miami International Holdings, Inc.(a)	90,833	3,375,354
StoneX Group, Inc.(a)	73,673	8,730,251
Total		22,691,588
Insurance 1.1%
Skyward Specialty Insurance Group, Inc.(a)	98,064	5,722,034
Total Financials		37,572,994
Health Care 21.4%
Biotechnology 7.3%
Absci Corp.(a)	550,486	6,380,133
Annexon, Inc.(a)	187,223	1,069,043
BridgeBio Pharma, Inc.(a)	75,589	5,629,869
Insmed, Inc.(a)	71,346	7,606,911
Madrigal Pharmaceuticals, Inc.(a)	7,808	4,192,506
Neurocrine Biosciences, Inc.(a)	22,209	3,742,994
NewAmsterdam Pharma Co. NV(a)	69,887	2,368,470
Revolution Medicines, Inc.(a)	14,635	2,740,843
Rhythm Pharmaceuticals, Inc.(a)	24,099	2,675,712
Viking Therapeutics, Inc.(a)	72,145	2,814,376
Total		39,220,857
Health Care Equipment & Supplies 3.2%
Glaukos Corp.(a)	54,920	7,675,619
iRhythm Holdings, Inc.(a)	32,689	3,888,356
Lantheus Holdings, Inc.(a)	50,440	5,595,814
Total		17,159,789
Health Care Providers & Services 6.9%
Alignment Healthcare, Inc.(a)	311,043	7,405,934
BillionToOne, Inc., Class A(a)	26,565	3,187,269
BrightSpring Health Services, Inc.(a)	97,432	6,794,907
Encompass Health Corp.	48,402	4,892,474
Guardant Health, Inc.(a)	63,936	9,592,318
Pennant Group, Inc. (The)(a)	134,426	4,967,041
Total		36,839,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.0%
DNA Script(a),(b),(c),(d)	2,550	281,311
Fortrea Holdings, Inc.(a)	249,728	4,345,268
Medpace Holdings, Inc.(a)	5,046	2,672,311
Personalis, Inc.(a)	247,833	3,320,962
Repligen Corp.(a)	41,127	5,611,368
Total		16,231,220
Pharmaceuticals 1.0%
Axsome Therapeutics, Inc.(a)	8,662	2,120,198
Definium Therapeutics, Inc.(a)	71,158	3,347,272
Total		5,467,470
Total Health Care		114,919,279
Industrials 27.4%
Aerospace & Defense 9.1%
Aerovironment, Inc.(a)	24,573	4,056,265
Astronics Corp.(a)	65,299	5,306,197
Astronics Corp., Class B(a)	13,060	992,610
Axon Enterprise, Inc.(a)	13,081	7,333,339
Curtiss-Wright Corp.	11,794	8,937,021
FTAI Aviation Ltd.	27,614	7,470,415
Karman Holdings, Inc.(a)	67,155	3,352,378
VSE Corp.	49,057	11,209,525
Total		48,657,750
Building Products 1.3%
Modine Manufacturing Co.(a)	27,169	7,254,666
Commercial Services & Supplies 0.7%
Healthcare Services Group, Inc.(a)	150,110	3,686,702
Construction & Engineering 3.0%
MasTec, Inc.(a)	20,274	8,435,200
Sterling Infrastructure, Inc.(a)	9,032	7,581,100
Total		16,016,300
Electrical Equipment 2.7%
Bloom Energy Corp., Class A(a)	15,614	4,726,358
Generac Holdings, Inc.(a)	9,646	2,824,445
Nextpower, Inc., Class A(a)	56,636	6,747,613
Total		14,298,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.3%
Knight-Swift Transportation Holdings, Inc.	93,548	7,284,583
Machinery 5.8%
Esab Corp.	66,641	6,572,802
ESCO Technologies, Inc.	19,125	6,694,515
SPX Technologies, Inc.(a)	60,888	14,927,911
Standex International Corp.	7,730	2,764,789
Total		30,960,017
Professional Services 1.7%
Parsons Corp.(a)	51,877	2,717,836
Planet Labs PBC(a)	104,534	3,463,211
Willdan Group, Inc.(a)	39,727	3,142,406
Total		9,323,453
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	16,367	5,534,501
McGrath Rentcorp	32,770	3,966,153
Total		9,500,654
Total Industrials		146,982,541
Information Technology 23.9%
Communications Equipment 4.2%
Extreme Networks, Inc.(a)	133,906	4,334,537
InterDigital, Inc.	32,074	9,081,112
Viavi Solutions, Inc.(a)	194,290	9,277,347
Total		22,692,996
Electronic Equipment, Instruments & Components 4.0%
Advanced Energy Industries, Inc.	18,532	6,910,027
Celestica, Inc.(a)	18,739	6,835,987
Coherent Corp.(a)	12,126	4,783,343
Vishay Precision Group, Inc.(a)	20,699	3,102,987
Total		21,632,344
IT Services 2.7%
Applied Digital Corp.(a)	124,018	4,625,871
DigitalOcean Holdings, Inc.(a)	61,814	9,706,653
Quantinuum, Inc., Class A(a)	4,001	327,042
Total		14,659,566
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 9.1%
Cerebras Systems, Inc., Class A(a)	15,918	3,517,878
Cohu, Inc.(a)	61,744	4,563,499
Credo Technology Group Holding Ltd.(a)	26,068	7,089,193
Kioxia Holdings Corp., ADR(a)	55,401	3,276,692
Lattice Semiconductor Corp.(a)	52,263	7,994,149
Semtech Corp.(a)	48,285	7,814,927
Silicon Motion Technology Corp., ADR	13,654	4,551,288
SiTime Corp.(a)	11,614	8,658,934
Wolfspeed, Inc.(a)	21,165	1,021,211
Total		48,487,771
Software 3.9%
Dynatrace, Inc.(a)	133,696	5,870,591
Hut 8 Corp.(a)	46,397	5,356,302
Terawulf, Inc.(a)	121,425	2,999,197
Zeta Global Holdings Corp., Class A(a)	201,382	3,963,198
Zscaler, Inc.(a)	19,265	2,719,255
Total		20,908,543
Total Information Technology		128,381,220
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
Fervo Energy Co., Class A(a)	86,297	2,522,461
Total Utilities		2,522,461
Total Common Stocks (Cost $350,337,848)		498,967,886

Exchange-Traded Equity Funds 1.4%
	Shares	Value ($)
Sector 1.4%
State Street SPDR S&P Biotech ETF	47,981	7,592,993
Total Exchange-Traded Equity Funds (Cost $4,811,613)		7,592,993

Money Market Funds 5.7%

Columbia Short-Term Cash Fund, 3.767%(e),(f)	30,678,254	30,659,847
Total Money Market Funds (Cost $30,662,566)		30,659,847
Total Investments in Securities (Cost: $385,812,027)		537,220,726
Other Assets & Liabilities, Net		(1,064,028)
Net Assets		536,156,698
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $281,311, which represents 0.05% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $281,311, which represents 0.05% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	281,311

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	8,364,500	88,424,705	(66,126,084)	(3,274)	30,659,847	(863)	149,339	30,678,254
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	5,399,623	—	—	5,399,623
Consumer Discretionary	38,459,781	—	—	38,459,781
Consumer Staples	12,081,488	—	—	12,081,488
Energy	12,648,499	—	—	12,648,499
Financials	37,572,994	—	—	37,572,994
Health Care	114,637,968	—	281,311	114,919,279
Industrials	145,989,931	992,610	—	146,982,541
Information Technology	125,104,528	3,276,692	—	128,381,220
Utilities	2,522,461	—	—	2,522,461
Total Common Stocks	494,417,273	4,269,302	281,311	498,967,886
Exchange-Traded Equity Funds	7,592,993	—	—	7,592,993
Money Market Funds	30,659,847	—	—	30,659,847
Total Investments in Securities	532,670,113	4,269,302	281,311	537,220,726
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $355,149,461)	$506,560,879
Affiliated issuers (cost $30,662,566)	30,659,847
Receivable for:
Investments sold	781,438
Capital shares sold	103,155
Dividends	39,988
Expense reimbursement due from Investment Manager	1,293
Total assets	538,146,600
Liabilities
Payable for:
Capital shares redeemed	1,609,450
Management services fees	11,468
Service fees	98,544
Compensation of chief compliance officer	37
Compensation of board members	2,026
Other expenses	51,515
Deferred compensation of board members	216,862
Total liabilities	1,989,902
Net assets applicable to outstanding capital stock	$536,156,698
Represented by
Paid in capital	382,569,450
Total distributable earnings (loss)	153,587,248
Total - representing net assets applicable to outstanding capital stock	$536,156,698
Shares outstanding	28,274,182
Net asset value per share	18.96
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$978,682
Dividends — affiliated issuers	149,339
Foreign taxes withheld	(2,571)
Total income	1,125,450
Expenses:
Management services fees	1,893,566
Service fees	300,762
Custodian fees	4,066
Printing and postage fees	20,839
Accounting services fees	15,994
Legal fees	10,372
Compensation of chief compliance officer	37
Compensation of board members	7,640
Deferred compensation of board members	(6,449)
Other	5,589
Total expenses	2,252,416
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(121,578)
Total net expenses	2,130,838
Net investment loss	(1,005,388)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,723,457
Investments — affiliated issuers	(863)
Net realized gain	33,722,594
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	64,550,323
Investments — affiliated issuers	(3,274)
Net change in unrealized appreciation (depreciation)	64,547,049
Net realized and unrealized gain	98,269,643
Net increase in net assets resulting from operations	$97,264,255
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment loss	$(1,005,388)	$(2,440,322)
Net realized gain	33,722,594	30,405,460
Net change in unrealized appreciation (depreciation)	64,547,049	(9,014,416)
Net increase in net assets resulting from operations	97,264,255	18,950,722
Distributions to shareholders
Net investment income and net realized gains	(9,396,023)	—
Total distributions to shareholders	(9,396,023)	—
Decrease in net assets from capital stock activity	(22,001,321)	(64,969,704)
Total increase (decrease) in net assets	65,866,911	(46,018,982)
Net assets at beginning of period	470,289,787	516,308,769
Net assets at end of period	$536,156,698	$470,289,787

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	120,766	2,012,788	369,207	5,192,390
Distributions reinvested	541,558	9,396,023	—	—
Shares redeemed	(1,959,015)	(33,410,132)	(4,727,729)	(70,162,094)
Total net decrease	(1,296,691)	(22,001,321)	(4,358,522)	(64,969,704)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Acorn Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$15.90	$15.22	$13.33	$10.95	$25.74	$24.63
Income from investment operations:
Net investment income (loss)	(0.04)	(0.08)	(0.09)	(0.04)	(0.06)	(0.19)
Net realized and unrealized gain (loss)	3.44	0.76	1.98	2.42	(8.14)	2.36
Total from investment operations	3.40	0.68	1.89	2.38	(8.20)	2.17
Less distributions to shareholders from:
Net investment income	—	—	—	—	—	(0.20)
Net realized gains	(0.34)	—	—	—	(6.59)	(0.86)
Total distributions to shareholders	(0.34)	—	—	—	(6.59)	(1.06)
Net asset value, end of period	$18.96	$15.90	$15.22	$13.33	$10.95	$25.74
Total return	21.55%	4.47%	14.18%(a)	21.74%(a)	(33.46%)	8.90%
Ratios to average net assets
Total gross expenses(b)	0.94%	0.95%	0.99%	0.99%	1.01%(c)	1.08%
Total net expenses(b),(d)	0.89%	0.91%	0.95%	0.96%	1.01%(c)	1.08%
Net investment loss	(0.42)%	(0.52)%	(0.60)%	(0.31)%	(0.40)%	(0.71)%
Supplemental data
Portfolio turnover	53%	78%	82%	65%	119%	70%
Net assets, end of period (in thousands)	$536,157	$470,290	$516,309	$529,159	$418,142	$685,554

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn Fund  | 2026

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Acorn Fund (the Fund), a series of Columbia Funds Variable Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The

Columbia Variable Portfolio – Acorn Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Columbia Variable Portfolio – Acorn Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed semi-annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.79% to 0.63% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.79% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

Columbia Variable Portfolio – Acorn Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.13% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.85% of the Fund’s average daily net assets for the period May 1, 2026 through April 30, 2027. Prior to May 1, 2026, it did not exceed the annual rate of 0.91% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
385,812,000	160,829,000	(9,420,000)	151,409,000
Columbia Variable Portfolio – Acorn Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(19,472,605)	(4,023,695)	(23,496,300)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $251,738,767 and $304,873,619, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.

Columbia Variable Portfolio – Acorn Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, one unaffiliated shareholder of record owned 22.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 53.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Acorn Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Acorn Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Acorn Fund (the Fund), formerly known as Wanger Acorn. Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Acorn Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board als took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks ,and (iii) the net assets of the Fund. The Board observed that the Fund’s performance on a gross basis for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Variable Portfolio – Acorn Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Acorn Fund  | 2026

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Columbia Variable Portfolio – Acorn Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7064_(08/26)

Columbia Variable Portfolio – Acorn International Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Acorn International Fund | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 2.2%
ALS Ltd.	290,455	4,610,480
CAR Group Ltd.	83,012	1,481,852
Total		6,092,332
Canada 2.1%
Finning International, Inc.	80,080	5,656,559
Denmark 1.1%
FLSmidth & Co. A/S	39,627	2,904,017
Finland 1.9%
Konecranes OYJ	106,057	3,260,326
Valmet OYJ	73,950	1,786,348
Total		5,046,674
France 4.7%
Gaztransport Et Technigaz SA	29,530	6,258,111
Lisi SA	50,521	3,795,625
Virbac SA(a)	7,628	2,897,408
Total		12,951,144
Germany 3.8%
flatexDEGIRO AG	143,645	6,167,574
Nemetschek SE	19,418	1,182,190
Renk Group AG	62,876	3,035,125
Total		10,384,889
Greece 1.9%
National Bank of Greece SA	296,331	5,119,575
Ireland 2.6%
Bank of Ireland Group PLC	361,699	7,206,118
Italy 6.1%
Carel Industries SpA	186,315	6,759,052
Prysmian SpA	58,963	9,926,020
Total		16,685,072
Ivory Coast 1.6%
Endeavour Mining PLC	91,625	4,487,888
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 43.5%
Anritsu Corp.	204,600	5,629,049
Asics Corp.	186,800	5,080,719
BayCurrent, Inc.	79,500	2,967,130
Capcom Co., Ltd.	241,600	4,444,323
Disco Corp.	10,500	5,462,456
DMG Mori Co., Ltd.	297,700	6,461,337
Gunma Bank Ltd. (The)	247,100	3,591,785
Kokusai Electric Corp.	66,400	4,563,351
Konami Holdings Corp.	34,400	3,768,415
Kraftia Corp.	108,800	6,287,148
Kyoritsu Maintenance Co., Ltd.	195,200	3,656,992
MatsukiyoCocokara & Co.	174,900	2,583,243
Modec, Inc.	39,900	2,292,067
Nippon Sanso Holdings Corp.	130,900	4,855,606
Nissin Foods Holdings Co., Ltd.	212,700	3,641,592
Niterra Co., Ltd.	106,200	7,057,288
Nomura Real Estate Holdings, Inc.	924,300	5,326,671
Omron Corp.	131,600	4,756,024
Open House Co., Ltd.	77,500	4,046,874
Renesas Electronics Corp.	235,800	7,278,875
Sekisui Chemical Co., Ltd.	244,800	3,925,478
Shimadzu Corp.	134,800	3,438,008
Simplex Holdings, Inc.	737,600	4,269,553
Sundrug Co., Ltd.	104,500	2,445,478
Suntory Beverage & Food Ltd.	150,600	4,196,651
SWCC Corp.	18,100	1,537,381
Taisei Corp.	61,400	5,435,277
Total		118,998,771
Jersey 1.5%
Yellow Cake PLC(a)	582,368	4,072,560
Netherlands 3.0%
BE Semiconductor Industries NV	24,579	8,117,269
New Zealand 1.9%
Fisher & Paykel Healthcare Corp., Ltd.	238,488	5,297,878
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn International Fund  | 2026
3

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.5%
AddTech AB, B Shares	119,452	4,221,392
Switzerland 8.1%
Belimo Holding AG, Registered Shares	2,770	3,114,526
Inficon Holding AG, Registered Shares	19,224	4,342,365
Kardex Holding AG	13,774	3,858,034
SGS SA, Registered Shares	24,464	2,836,918
Tecan Group AG, Registered Shares	13,413	2,682,680
VAT Group AG	6,108	5,356,232
Total		22,190,755
United Kingdom 7.9%
Babcock International Group PLC	314,751	3,978,108
Baltic Classifieds Group PLC	685,364	1,709,691
ConvaTec Group PLC	1,229,014	3,504,905
Halma PLC	87,581	4,577,717
ICG PLC	157,379	3,527,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Rightmove PLC	255,002	1,483,399
Safestore Holdings PLC	348,008	2,823,829
Total		21,605,014
United States 1.6%
Sunbelt Rentals Holdings, Inc.	61,664	4,498,289
Total Common Stocks (Cost $210,090,359)		265,536,196

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	7,536,679	7,532,157
Total Money Market Funds (Cost $7,533,488)		7,532,157
Total Investments in Securities (Cost $217,623,847)		273,068,353
Other Assets & Liabilities, Net		692,061
Net Assets		$273,760,414
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	4,175,049	42,357,066	(38,998,441)	(1,517)	7,532,157	(381)	100,283	7,536,679
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Acorn International Fund  | 2026

Portfolio of Investments (continued)
June 30, 2026 (Unaudited)
Fair value measurements   (continued)
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	6,092,332	—	6,092,332
Canada	5,656,559	—	—	5,656,559
Denmark	—	2,904,017	—	2,904,017
Finland	—	5,046,674	—	5,046,674
France	—	12,951,144	—	12,951,144
Germany	—	10,384,889	—	10,384,889
Greece	—	5,119,575	—	5,119,575
Ireland	—	7,206,118	—	7,206,118
Italy	6,759,052	9,926,020	—	16,685,072
Ivory Coast	—	4,487,888	—	4,487,888
Japan	5,028,721	113,970,050	—	118,998,771
Jersey	—	4,072,560	—	4,072,560
Netherlands	—	8,117,269	—	8,117,269
New Zealand	—	5,297,878	—	5,297,878
Sweden	—	4,221,392	—	4,221,392
Switzerland	—	22,190,755	—	22,190,755
United Kingdom	—	21,605,014	—	21,605,014
United States	—	4,498,289	—	4,498,289
Total Common Stocks	17,444,332	248,091,864	—	265,536,196
Money Market Funds	7,532,157	—	—	7,532,157
Total Investments in Securities	24,976,489	248,091,864	—	273,068,353
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn International Fund  | 2026
5

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $210,090,359)	$265,536,196
Affiliated issuers (cost $7,533,488)	7,532,157
Foreign currency (cost $1,461)	1,414
Receivable for:
Capital shares sold	184,725
Dividends	393,449
Foreign tax reclaims	575,586
Expense reimbursement due from Investment Manager	634
Total assets	274,224,161
Liabilities
Payable for:
Capital shares redeemed	188,413
Management services fees	6,888
Service fees	48,561
Compensation of chief compliance officer	22
Compensation of board members	1,761
Other expenses	52,420
Deferred compensation of board members	165,682
Total liabilities	463,747
Net assets applicable to outstanding capital stock	$273,760,414
Represented by
Paid in capital	202,481,398
Total distributable earnings (loss)	71,279,016
Total - representing net assets applicable to outstanding capital stock	$273,760,414
Shares outstanding	12,704,739
Net asset value per share	21.55
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Acorn International Fund  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,324,058
Dividends — affiliated issuers	100,283
Foreign taxes withheld	(324,505)
Total income	3,099,836
Expenses:
Management services fees	1,254,003
Service fees	161,546
Custodian fees	16,207
Printing and postage fees	17,591
Accounting services fees	21,005
Legal fees	9,063
Compensation of chief compliance officer	21
Compensation of board members	6,650
Other	1,479
Total expenses	1,487,565
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,689)
Total net expenses	1,439,876
Net investment income	1,659,960
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,605,771
Investments — affiliated issuers	(381)
Foreign currency translations	11,899
Net realized gain	19,617,289
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,602,719)
Investments — affiliated issuers	(1,517)
Foreign currency translations	(17,246)
Net change in unrealized appreciation (depreciation)	(4,621,482)
Net realized and unrealized gain	14,995,807
Net increase in net assets resulting from operations	$16,655,767
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn International Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,659,960	$2,408,885
Net realized gain	19,617,289	211,883
Net change in unrealized appreciation (depreciation)	(4,621,482)	31,067,070
Net increase in net assets resulting from operations	16,655,767	33,687,838
Distributions to shareholders
Net investment income and net realized gains	(2,036,545)	(4,869,952)
Total distributions to shareholders	(2,036,545)	(4,869,952)
Decrease in net assets from capital stock activity	(11,721,244)	(27,986,173)
Total increase in net assets	2,897,978	831,713
Net assets at beginning of period	270,862,436	270,030,723
Net assets at end of period	$273,760,414	$270,862,436

	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	147,908	3,152,951	370,881	7,540,094
Distributions reinvested	97,676	2,036,545	234,398	4,869,952
Shares redeemed	(793,143)	(16,910,740)	(1,996,514)	(40,396,219)
Total net decrease	(547,559)	(11,721,244)	(1,391,235)	(27,986,173)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Acorn International Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$20.44	$18.44	$20.38	$17.48	$32.62	$28.03
Income from investment operations:
Net investment income	0.13	0.17	0.16	0.09	0.15 (a)	0.02
Net realized and unrealized gain (loss)	1.14	2.19	(1.82)	2.87	(10.88)	5.21
Total from investment operations	1.27	2.36	(1.66)	2.96	(10.73)	5.23
Less distributions to shareholders from:
Net investment income	(0.16)	(0.26)	(0.28)	(0.06)	(0.22)	(0.17)
Net realized gains	—	(0.10)	—	—	(4.19)	(0.47)
Total distributions to shareholders	(0.16)	(0.36)	(0.28)	(0.06)	(4.41)	(0.64)
Net asset value, end of period	$21.55	$20.44	$18.44	$20.38	$17.48	$32.62
Total return	6.24%	12.76%	(8.25%)(b)	16.95%(b)	(33.84%)	18.81%
Ratios to average net assets
Total gross expenses(c)	1.09%	1.13%	1.27%(d)	1.27%	1.22%(e)	1.20%
Total net expenses(c),(f)	1.06%	1.09%	1.14%(d)	1.18%	1.22%(e)	1.20%
Net investment income	1.22%	0.86%	0.82%	0.46%	0.71%	0.06%
Supplemental data
Portfolio turnover	26%	29%	34%	40%	31%	36%
Net assets, end of period (in thousands)	$273,760	$270,862	$270,031	$329,235	$309,209	$492,743

Notes to Financial Highlights
(a)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(b)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(c)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Acorn International Fund  | 2026
9

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Acorn International Fund (the Fund), a series of Columbia Funds Variable Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
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Columbia Variable Portfolio – Acorn International Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Acorn International Fund  | 2026
11

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed semi-annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
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Columbia Variable Portfolio – Acorn International Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.92% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2026 was 0.92% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates), may coordinate in providing services to their clients. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. The Investment Manager engages employees of Participating Affiliates to provide portfolio management services to the Fund. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
Specifically, pursuant to such arrangements, employees of Participating Affiliates serve as “associated persons” of the Investment Manager and, in this capacity, serve as Fund portfolio managers and provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Fund’s Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Fund’s compliance policies and procedures.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2026 was 0.12% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Acorn International Fund  | 2026
13

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.01% of the Fund’s average daily net assets for the period May 1, 2026 through April 30, 2027. Prior to May 1, 2026, it did not exceed the annual rate of 1.08% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
217,624,000	71,670,000	(16,226,000)	55,444,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,250,018)	—	(1,250,018)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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Columbia Variable Portfolio – Acorn International Fund  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $69,624,592 and $85,444,390, respectively, for the six months ended June 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Columbia Variable Portfolio – Acorn International Fund  | 2026
15

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, affiliated shareholders of record owned 58.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Variable Portfolio – Acorn International Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Acorn International Fund (the Fund), formerly known as Wanger International. Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge  as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Acorn International Fund  | 2026
17

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s management team) had been taken to help improve the Fund’s performance.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
18
Columbia Variable Portfolio – Acorn International Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Acorn International Fund  | 2026
19

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
20
Columbia Variable Portfolio – Acorn International Fund  | 2026

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Columbia Variable Portfolio – Acorn International Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
SAR7062_(08/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Variable Series Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	August 24, 2026